Stock-Based Compensation - Summary of Estimate the Fair Value of Stock Options Granted (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate		1.30%
Expected term (in years)	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Expected volatility	38.60%	41.60%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate	1.90%		1.90%	1.30%	1.30%	1.70%	1.80%
Expected volatility			38.60%	41.20%	40.90%	39.70%	44.70%
Maximum
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate	2.10%		2.20%	1.50%	1.50%	1.90%	2.10%
Expected volatility			40.60%	42.00%	42.00%	44.40%	46.00%